Semi-annual Report (unaudited)

March 31, 2001

Mosaic Tax-Free Trust

  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Maryland Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Letter to Shareholders

The semi-annual period ended March 31, 2001 was characterized by excellent performance for municipal bond investors. The last quarter of 2000, which was the first quarter of this semi-annual period, saw bond values jump as investors sought safety in the midst of a weakening economy. This trend continued into the first quarter 2001, with bond returns more muted in the wake of significant Federal Reserve easing. Six-month total returns for the bond funds in Tax-Free Trust were: 6.60% for Tax-Free National; for 6.15% Tax-Free Arizona; 6.74% for Tax-Free Maryland; 6.61% for Tax-Free Missouri; and 6.47% for Tax-Free Virginia. As of March 31, 2001, Mosaic Tax-Free Money Market was yielding 2.80% on a seven-day basis with an effective annual yield of 2.84%.

When the fortunes for municipal bonds changed, Mosaic was well positioned to take advantage. With maturities at the long range of the intermediate spectrum, our funds responded well to the downward drift of yields over the past nine months. A particularly important aspect of our discipline was our emphasis on quality. Not all municipal bonds showed strength over the past six months, as some bonds in the energy and healthcare sectors showed major problems.

Economic Overview

Over the past six months, investors sought a safe haven in fixed income investments as slowing economic growth, declining equity prices, and aggressive Fed easing all contributed to solid bond returns.

Throughout the six-month period, few days passed when another company didn’t warn investors about lower sales, reduced earnings, or increased uncertainty in the coming months. Investors reacted by selling stocks, driving the broad stock market indices down sharply, and gravitating instead toward the bond market’s relative security. With most economic sectors posting weak quarter-over-quarter comparisons, we expect GDP growth in the first quarter of 2001 to come in between zero and the 1% revised rate of fourth quarter 2000 growth. The capital goods/ technology sector has been particularly hard hit, and inventories have not yet corrected sufficiently to put demand and supply back into balance. The Fed, perhaps surprised by this rapid slowdown, pursued an aggressive course of easing, reducing the Fed Funds target rate in three 50 basis point increments through March 31, 2001, totaling 150 basis points.

Outlook

Although there is clear evidence that the economy remains weak, with the Fed maintaining its easing mode, we are watching for signs that the economy is stabilizing. While inflation tends to lag the economic cycle, and should begin heading down soon, the reported CPI numbers remain stubbornly high. And despite softening energy prices, both the CPI and Core CPI continue to advance at higher rates. Should rising measured inflation persist, the Fed may have less room to use monetary policy to jump-start our weak economy. Some key sectors of the economy, such as housing and auto sales, buoyed by lower interest rates, continue to show surprising resilience. Usually, housing is the first place to look for signs that a slowdown is nearly past. Inflation, housing, and retail sales are among the items we will be watching closely for the first signs of an economic rebound.

ARIZONA FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 6.15% for the semi-annual period and the 30-day SEC yield was 3.97%. The duration of the portfolio was 7.83 years while the average credit quality remained at AA. Purchases made during the period included Pima County Unified School District, Mesa General Obligations, and Phoenix Civic Improvements. Arizona ranked 24th in the country in terms of issuance on a year-to-date basis.

MARYLAND FUND

Maryland’s economy is diversified among services, light manufacturing and the federal government. The State’s general obligation bonds are rated AAA. The Fund had a total return of 6.74% for the semi-annual period and the 30-day SEC yield was 4.09%. The duration of the portfolio was 7.42 years while the average credit quality continues to be AA. Purchases during the period included Frederick County General Obligations, Baltimore Revenue Exchanged, and New Baltimore School District. Maryland ranked 20th in the country in terms of issuance on a year-to-date basis.

MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State’s general obligation bonds are rated AAA. The Fund had a total return of 6.61% for the semi-annual period and the 30-day SEC yield was 3.87%. The duration of the portfolio was 7.84 years while the average credit quality was maintained at AA. Purchases during the period included St. Louis School District for Kirkwood, Missouri Highway Authority, and Jackson County Public Building Authority. Missouri ranked 18th in the country in terms of issuance on a year-to-date basis.

VIRGINIA FUND

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 6.47% for the semi-annual period and the 30-day SEC yield was 4.22%. The duration of the portfolio was 7.34 years while the average credit quality was maintained at AA. Purchases during the period included Fredericksburg Industrial Develop ment Authority for MediCorp Hospitals, Virginia Transportation Authority, and Virginia Commonwealth General Obligations. Virginia ranked 22nd in the country in terms of issuance on a year-to-date basis.

NATIONAL FUND

The National Fund had a total return of 6.60% for the semi-annual period and the 30-day SEC yield was 3.90%. The duration of the portfolio was 7.77 years while the average credit quality was maintained at AA. Purchases made during the period included Savage, Minnesota General Obligations, Jacksonville Electric Authority, Florida and Horry County Hospitality Tax, South Carolina. The United States and its territories has issued $58 billion in muni bonds year-to-date through the first quarter of 2001 which represents a 43% increase in volume over the same period last year.

MONEY MARKET FUND

The fund continues to provide a high degree of liquidity and safety of principal. As of March 31, 2001, the fund’s seven-day yield was 2.80%, which is equivalent to a taxable yield of 4.38% for an investor in the 36% federal tax bracket. The average maturity of the fund stood at 32 days at the end of the semi-annual period.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Arizona Fund -- Portfolio of Investments (unaudited)

Credit Rating*
Moody’s	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.1% of net assets
		EDUCATION:6.3%
Aaa	AAA	University of Arizona, Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	$ 288,750
Aaa	AAA	Pima County Arizona, School District, (MBIA Insured), 5%, 7/1/09	125,000	130,937
		ELECTRIC: 5.8%
Baa1	BBB+	Puerto Rico Electric Power Authority, Power Revenue, 5%, 7/1/28	400,000	389,500
		GENERAL OBLIGATION: 28.3%
Aa3	AA	Maricopa County Unified High School District #210 (Phoenix), 5.375%, 7/1/13	400,000	425,000
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	293,750
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	300,000	313,125
Aaa	AAA	Scottsdale Preserve Authority Excise Tax Revenue (FGIC Insured), 5.625% 7/1/22	225,000	232,594
Aa2	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	254,375
Baa1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	379,600
		HOSPITAL: 11.4%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	200,000	210,750
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	265,000
nr	A	Show Low Industrial Development Authority, Hospital Revenue (Nacapache Regional Medical Center), 5.5%, 12/1/17	300,000	290,625
		HOUSING:13.4%
nr	AA	Maricopa County Industrial Development Authority, Multifamily Housing Revenue, (Pines at Camelback Apartments), 5.45%, 5/1/28	200,000	$ 201,250
Aaa	NA	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	210,000	213,150
nr	AAA	Phoenix Industrial Development Authority, Multifamily Housing Revenue, (GNMA), 7.5%, 7/20/35	200,000	230,000
nr	AAA	Pima County Industrial Development Authority, Multifamily Revenue (Jolla Tuscan Apartments), 5.2%, 4/1/19	250,000	252,500
		INDUSTRIAL DEVELOPMENT: 10.5%
nr	AAA	Mohave County Industrial Development Authority Industrial Development Revenue (Citizens Utilities), 7.05%, 8/1/20	300,000	305,157
Aa2	AAA+	Phoenix Civic Improvement Corp. Excise Tax, 5.25%, 7/1/24	300,000	303,375
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.50%, 7/1/08	100,000	103,125
		POLLUTION CONTROL: 3.9%
Aaa	AAA	Navajo County Arizona Pollution Control Corporate, (MBIA-IBC Insured) 5.875%, 8/15/28	250,000	260,625
		TRANSPORTATION: 8.4%
Aaa	AAA	Flagstaff, Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	565,000
		WATER AND SEWER: 10.1%
Aaa	AAA	Chandler, Water And Sewer Revenue (FGIC Insured), 6.75%, 7/1/06	250,000	254,445
Aaa	AAA	Peoria, Water And Sewer Revenue (FGIC Insured), 4%, 7/1/18	475,000	420,969
		TOTAL INVESTMENTS (cost $6,307,082)		$6,583,602
		CASH AND RECEIVABLES LESS LIABILITIES: 1.9% of net assets		124,576
		NET ASSETS: 100%		$6,708,178

Maryland Fund -- Portfolio of Investments (unaudited)

Credit Rating*
Moody’s	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 97.0% of net assets
		EDUCATION:25.3%
Aaa	AAA	Maryland State Health & Higher Educational Facilities Authority Revenue (Loyola College) (MBIA Insured), 5.375%, 10/1/26	100,000	$ 101,750
nr	BBB-	Maryland State Health & Higher Educational Facilities Authority Revenue (Green Acres), 5.3%, 7/1/28	100,000	91,750
Aa1	AA+	New Baltimore Maryland School, 4.875%, 11/2/12	75,000	77,813
Aaa	AAA	St. Mary’s College, University Revenue (MBIA Insured), 5.55%, 9/1/23	100,000	102,250
Aaa	AAA	Prince Georges County, 5.375%, 3/15/16	100,000	103,750
Aa3	AA+	University of Maryland System Auxiliary Facility & Tuition Revenue, 5%, 4/1/17	55,000	55,412
Aa3	AA+	University of Maryland System Auxiliary Facility & Tuition Revenue, 4.5%, 10/1/18	45,000	42,525
		ELECTRIC: 4.7%
Baa1	nr	Puerto Rico Electric Power Authority, Power Revenue, 6%, 7/1/14	100,000	106,000
		GENERAL OBLIGATION: 9.3%
Aa	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	103,625
Aaa	AAA	Baltimore, Public Improvements (AMBAC Insured), 6%, 10/15/04	100,000	108,125
		HOSPITAL:7.1%
Baa1	nr	Maryland State Health & Higher Educational Facilities Authority Revenue (Kennedy Krieger Issue), 5.125%, 7/1/22	75,000	61,500
Aaa	AAA	Maryland State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Medicine-Howard County General Hospital Acquisition, 5%, 7/1/33	100,000	99,625
		HOUSING:8.9%
Aa2	nr	Maryland State Community Development Administration (Single-Family Housing) (AMT), 6.2%, 4/1/17	100,000	103,875
Aaa	nr	Montgomery County, Maryland Housing Opportunity, Community Housing Revenue, 5.05%, 7/1/28	100,000	99,500
		LEASING:4.6%
nr	AA	Montgomery County Revenue Authority, Lease Revenue (Human Services Headquarters), 5.6%, 8/1/14	100,000	105,125
		MUNICIPAL OTHER: 5.5%
Aa	AA-	Howard County, Special Facilities Revenue, 5.95%, 2/15/10	50,000	53,187
A2	nr	Northeast Waste Disposal Authority, Solid Waste Revenue Bond, 5.8%, 7/1/04	70,000	74,113
		PARKING:3.7%
Aaa	AAA	Baltimore Auto Parking Revenue (FGIC Insured), 5.9%, 7/1/09	75,000	84,375
		POLLUTION CONTROL: 4.5%
A2	A	Anne Arundel County, Pollution Control Revenue (Baltimore Gas And Electric Company), 6%, 4/1/24	100,000	103,000
		PUBLIC FACILITIES: 6.7%
Aaa	AAA	Baltimore Convention Center Revenue (MBIA Insured), 5%, 9/1/19	75,000	75,375
Aa2	AA	Frederick County, 5.1%, 12/1/17	75,000	77,156
		STATE GENERAL OBLIGATION: 6.8%
Aaa	AAA	Maryland State, 5%, 7/15/11	50,000	52,938
Baa1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	85,000	100,831
		TRANSPORTATION:9.9%
Aa3	AA-	Baltimore, Port Facilities Revenue (Consolidated Coal Sales), 6.5%, 10/1/11	100,000	105,110
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	100,000	119,250
		TOTAL INVESTMENTS (cost $2,129,623)		$ 2,207,960
		CASH AND RECEIVABLES LESS LIABILITIES: 3.0% of net assets		67,359
		NET ASSETS: 100%		$02,275,319

Missouri Fund -- Portfolio of Investments (unaudited)

Credit Rating*
Moody’s	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 95.9% of net assets
		EDUCATION:23.3%
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	$ 302,156
Aa2	AA	St. Louis County Kirkwood R-7 School District, 4.75%, 2/15/15	200,000	199,500
Aaa	AAA	St. Louis County Pattonville R-3 School District (FGIC Insured), 5.75%, 3/1/16	200,000	223,000
Aaa	AAA	Kansas City School District Building, (FGIC Insured), 5%, 2/1/14	150,000	152,250
Aaa	AAA	Missouri State Health and Educational Facilities Authority, Educational Facilities Revenue Bond, (AMBAC Insured) 5.125%, 10/1/16	300,000	303,750
nr	AA+	Normandy School District, General Obligation, 5.4%, 3/1/18	325,000	334,344
Aa1	AA+	Platte County, School District Park Hill, 5.5%, 3/1/14	300,000	325,125
		ELECTRIC:5.8%
Aaa	AAA	Sikeston, Electric Revenue (MBIA Insured), 6%, 6/1/14	400,000	457,500
		GENERAL OBLIGATION: 15.5%
Aa2	nr	Jefferson City School District, 6.7%, 3/1/11	200,000	234,500
Aaa	AAA	Missouri State (Fourth State Building), 5.75%, 8/1/19	400,000	417,500
Baa1	A	Puerto Rico Commonwealth, Public Improvement, 6.5%, 7/1/14	480,000	569,400
		HOSPITAL:6.8%
Aaa	AAA	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue (Heartland Health System) (AMBAC Insured), 6.35%, 11/15/17	350,000	365,750
Aaa#	nr	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care) (MBIA Insured) (Prerefunded 6/1/02 @ 102), 6.25%, 6/1/16	45,000	47,419
Aa2	AA	Missouri State, Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	122,044
		HOUSING:6.8%
nr	AAA#	St. Louis County, Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	535,625
		LEASING AND OTHER FACILITIES: 31.6%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	320,250
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	210,750
A1	A+	Missouri State Regional Convention and Sports Complex Authority, 5.6%, 8/15/17	250,000	257,812
A1	A+	Missouri State Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	250,000	260,313
A	BBB+	St Louis County Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	300,000	312,375
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond, (AMBAC Insured), 5.75%, 2/15/17	300,000	322,125
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21	500,000	509,375
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	298,375
		POLLUTION CONTROL REVENUE: 2.9%
A1	AA-	St Louis Industrial Development Authority Pollution Control Revenue , 6.65%, 5/1/16	200,000	232,750
		TRANSPORTATION:3.2%
Aa2	AA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	255,937
		LONG TERM MUNICIPAL BOND TOTAL		$7,569,925
		SHORT TERM MUNICIPAL BONDS: 2.5% of net assets
nr	AA	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue, 3.8%, 6/1/26**	100,000	100,000
nr	AA	Independence Missouri Industrial Development Authority, Industrial Revenue Bond, 3.8%, 11/1/27	100,000	100,000
		TOTAL INVESTMENTS (cost $7,312,883)		$7,769,925
		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of net assets		122,514
		NET ASSETS: 100%		$7,892,439

Virginia Fund -- Portfolio of Investments (unaudited)

Credit Rating*
Moody’s	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 97.3% of net assets
		AIRPORT: 3.6%
Aaa	AAA	Capital Regional Airport Commission, Airport Revenue (AMBAC Insured), 5.625%, 7/1/15	500,000	$ 521,875
Aaa	AAA	Metropolitan Washington DC Airports, Airport Revenue (MBIA Insured) (AMT), 6.625%, 10/1/12	500,000	526,875
		EDUCATION:7.2%
A1	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	516,875
nr	A-	Lynchburg Industrial Development Authority, Educational Facilities Revenue (Randolph-Macon Women’s College), 5.875%, 9/1/13	500,000	524,375
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	21,025
Aa	AA	Virginia State Public Schools Authority, Special Obligation (York County), 5.9%, 7/15/13	500,000	531,250
A1	AA-	Virginia State Universities, University Revenue (Virginia Commonwealth University), 5.75%, 5/1/15	500,000	529,375
		ELECTRIC:4.1%
Baa1	BBB+	Puerto Rico Electric Power Authority, Power Revenue, 5%, 7/1/28	1,250,000	1,217,187
		GENERAL OBLIGATION: 21.3%
Aaa	AAA	Culpepper County, 6%, 1/15/21	500,000	543,125
Aaa	AAA	Fairfax County Public Improvement, 4.5%, 6/1/13	1,000,000	1,001,250
A2	A	Henry County, 6%, 7/15/14	500,000	532,500
Aaa	AAA	Leesburg, (AMBAC Insured), 5.6%, 6/1/15	500,000	546,875
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,238,737
Aaa	AAA	Norfolk, (MBIA Insured), 5.75%, 6/1/13	500,000	528,750
Baa	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	1,115,000	1,322,669
Aaa	AAA	Virginia State, 5%, 6/1/10	500,000	523,125
		HOSPITAL:18.0%
Aaa#	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (FGIC Insured) (Prerefunded 10/1/04 @ 101), 6.375%, 10/1/14	350,000	386,313
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	263,750
Aaa	AAA	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5.25%, 6/15/16	1,275,000	1,306,875
Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	719,200
A1	A+	Lynchburg Industrial Development Authority, Healthcare Facilities Revenue (Centra Health), 5.2%, 1/1/28	1,000,000	973,750
Aa2	AA+	Norfolk Industrial Development Authority, Hospital Revenue (Sentara Hospital), 6.5%, 11/1/13	1,000,000	1,068,750
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	566,250
		HOUSING:6.8%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	625,000	631,250
Aa1	AA+	Virginia State Housing Development Authority Commonwealth Mortgage, 5.8% 7/1/05	1,310,000	1,349,968
		INDUSTRIAL DEVELOPMENT: 7.0%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,021,250
Baa3	BBB	Peninsula Ports Authority Coal Terminal Revenue, 7.375%, 6/1/20	1,000,000	1,040,000
		LEASING AND OTHER FACILITIES: 5.2%
Aa	AA	Fairfax County Economic Development Authority, Lease Revenue, 5.5%, 5/15/18	500,000	513,750
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,016,250
		MUNICIPAL OTHER: 1.8%
nr	BBB	Fairfax County Park Authority, Park Facilities Revenue, 6.625%, 7/15/14	500,000	525,000
		TRANSPORTATION:17.3%
Aaa	AAA	Northern Virginia Transportation District Commuter Rail Revenue, (Virginia Railway Express Project), 5.375%, 7/1/14	1,000,000	1,055,000
Aa2	AA	Virginia Commonwealth Transportation Board, Transportation Revenue Bond, 5.5%, 10/1/10	1,000,000	1,101,250
Aa1	AA	Virginia Commonwealth Transportation Board, Transportation Revenue Bond, 5.7%, 5/15/19	1,000,000	1,065,000
Aaa	AAA	Chesapeake Bay Bridge and Tunnel (MBIA Insured), 5%, 7/1/22	1,000,000	991,250
Baa3	BBB-	Pocahontas Parkway AS, Rt 895, Connector Toll Road Revenue, 5.5%, 8/15/28	1,000,000	852,500
		WATER & WASTE: 5.0%
Aaa	AAA	Loudoun County Sanitation Authority, Water and Sewer Revenue (FGIC Insured), 6.25%, 1/1/16	500,000	533,750
Aaa	AAA	Upper Occoquan Sewer Authority, Sewer Revenue (MBIA Insured), 4.75%, 7/1/29	1,000,000	935,000
		TOTAL INVESTMENTS (cost $27,642,696)		$28,541,974
		CASH AND RECEIVABLES LESS LIABILITIES: 2.7% of net assets		805,425
		NET ASSETS: 100%		$29,347,399

National Fund -- Portfolio of Investments (unaudited)

Credit Rating*
Moody’s	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.0% of net assets
		FLORIDA:4.4%
Aa3	AA-	Jacksonville Florida Electric Authority Revenue, 4.875%, 10/1/13	1,000,000	$ 1,010,000
		ILLINOIS:27.7%
Aaa	nr	Cook Kane Lake & McHenry County Illinois Community College District, General Obligation, 5.5%, 12/1/08	1,000,000	1,092,500
Aaa	nr	Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07	720,000	899,100
Aaa	AAA	Illinois Development Financial Authority Revenue, Health Facilities, 5.5%, 11/15/13	1,000,000	1,065,000
Aaa	AAA	Illinois Educational Facilities Authority Revenue (AMBAC Insured), 5.45%, 9/1/14	1,000,000	1,050,000
Aaa	AAA	Melrose Park Illinois Water Revenue, (MBIA Insured), 5.2%, 7/1/18	750,000	758,438
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	382,125
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,110,000
		INDIANA:2.7%
Aaa	AAA	Indiana Bond Bank Comm, 5.75%, 8/1/13	550,000	609,812
		KANSAS:10.9%
Aa3#	AA-	Manhattan Kansas Commercial Dev Rev, 11%, 7/1/16	1,000,000	1,658,750
Aa	AA	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	740,000	846,375
		MASSACHUSETTS:10.4%
Aa3	AA-	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,225,000
Aa3	A+	University of Massachusetts Building Authority Revenue, 6.625%, 5/1/08	1,000,000	1,158,750
		MICHIGAN:11.3%
nr	A	Grand Rapids Charter Township, Retirement Facilities, 5.35%, 7/1/19	500,000	503,750
nr	A+	Michigan Higher Education Facilities Authority Revenue, 5.0%, 5/1/11	1,000,000	1,028,750
A2	A	Michigan State Strategic Fund, Pollution Control Revenue Bond, 6.2%, 9/1/20	1,000,000	1,052,500
		MINNESOTA:3.1%
Aa2	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	370,000	382,950
Aaa	nr	Savage Minnesota, General Obligation (AMBAC Insured), 5.125%, 2/1/15	310,000	319,300
		MISSISSIPPI:6.8%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	648,125
Aaa	AAA	Harrison County Mississippi Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	684,375
nr	AAA	South Panola Mississippi School District (AMBAC Insured), 6.5%, 5/1/04	205,000	222,168
		NORTH DAKOTA: 2.3%
Baa1	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	518,750
		PENNSYLVANIA:5.3%
Aaa	AAA	Lehigh County, PA General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,221,250
		SOUTH CAROLINA: 4.1%
A2	A	Horry County South Carolina Hospitality Fee Special Obligation, 5%, 4/1/10	750,000	781,875
Aaa#	AAA	Piedmont Municipal Power Agency Electrical Revenue (FGIC Insured), 6.5%, 1/1/16	145,000	170,556
		TEXAS:6.6%
Aaa#	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	342,744
Aaa#	AAA	Texas Public Building Authority, Building Revenue (MBIA Insured), 7.125%, 8/1/11	1,000,000	1,201,250
		VIRGINIA: 2.4%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	561,875
		TOTAL INVESTMENTS (cost $21,174,977)		$22,506,068
		CASH AND RECEIVABLES LESS LIABILITIES: 2.0% of net assets		451,009
		NET ASSETS: 100%		$22,957,077

Money Market -- Portfolio of Investments (unaudited)

Credit Rating*
Moody’s	S&P		Principal Amount	Market Value
		SHORT TERM MUNICIPAL SECURITIES: 98.9% of net assets
		FLORIDA:9.6%
Aa3	nr	Eustis Florida Health Facilities Authority Revenue, Waterman Medical Center, 3.5%, 12/1/15**	285,000	$285,000
AAA	AAA	Florida State Board of Education, 6.75%, 6/1/21	200,000	203,134
		GEORGIA:2.0%
nr	AAA/A-1+	Fulton County Georgia Residential Care Facilities (LOC-Rabobank Nederland), 3.8%, 1/1/18**	100,000	100,000
		ILLINOIS:5.9%
AAA	AAA	Chicago Water Revenue Bond, 5.3%, 11/1/01	100,000	101,247
nr	A1+	Illinois Development Financial Authority Industrial Development Revenue (Field Container Corp.)(LOC- American National Bank & Trust), 3.6%, 6/1/03**	200,000	200,000
		KENTUCKY:5.9%
AA3	nr	Ashland Pollution Control Revenue (Ashland Oil Inc) (LOC- Suntrust Bank Nashville), 3.45%, 4/1/09**	300,000	300,000
		LOUISIANA:3.9%
VMIG1	AAA	Louisiana Public Authority Hospital Revenue (Willis Knighton Medical Project) (AMBAC Insured), 3.6%, 9/1/23**	200,000	200,000
		MASSACHUSETTS:4.0%
AAA	AAA	Boston Massachusetts, General Obligation, Series A (MBIA Insured) 6.75%, 7/1/11	200,000	205,746
		MISSISSIPPI:3.9%
AA2	nr	Jackson County Pollution Control Revenue Bond, 3.75%, 6/1/23	200,000	200,000
		MISSOURI:12.8%
AA2	nr	Columbia, Special Obligation (LOC- Toronto Dominion Bank), 3.5%, 6/1/08**	300,000	300,000
nr	AA	Independent Industrial Development Authority, 3.8%, 11/1/27	100,000	100,000
AAA	AAA	Kansas City, Missouri Industrial, 6%, 10/15/15	150,000	150,131
nr	A1+	Missouri State Health & Educational Facility Authority, 3.8%, 6/1/26	100,000	100,000
		NEBRASKA:8.5%
AAA	AAA	Nebhelp, Inc. Revenue, Multiple Mode Student Loans (MBIA Insured), 3.6%, 12/1/15**	300,000	300,000
nr	AAA	Omaha Public Power District Revenue Bond, 6.5%, 2/1/17	125,000	130,267
		NEW MEXICO: 2.0%
P-1	AA-	Farmington Pollution Control Revenue Bond, 3.8%, 5/1/24	100,000	100,000
		NORTH CAROLINA: 11.8%
VMIG1	A1+	Greensboro, General Obligation (SPA- Wachovia Bank Of NC), 3.45%, 4/1/07**	300,000	300,000
VMIG1	AAA	North Carolina Medical Care Commission, Hospital Revenue (Pooled Equipment Project) (MBIA Insured), 3.45%, 12/1/25**	300,000	300,000
		PENNSYLVANIA:1.9%
AAA	AAA	Pennsylvania State Turnpike Common Oil Franchise Tax Revenue Bond, 5.25%, 12/1/01	100,000	101,425
		TENNESSEE:5.4%
AAA	AAA	Metropolitan Nashville Airport Authority Revenue (FGIC Insured) (LOC- Societe Generale), 3.5%, 7/1/19 **	275,000	275,000
		TEXAS: 9.9%
VMIG1	A1+	Port Development Corporation, Marine Terminal Revenue (Stolt Terminal) (LOC- Canadian Imperial Bank), 3.45%, 1/15/14**	300,000	300,000
AA2	AA+	San Antonio , General Obligation, 5.125%, 8/1/01	200,000	201,288
		WASHINGTON:11.4%
VMIG1	nr	Washington State Housing Finance Commission, Housing Revenue (Panorama City Project) (LOC- Key Bank Of Washington), 3.8%, 1/1/27**	100,000	100,000
nr	AAA	Washington State Housing Finance Commission, Multi-Family Mortgage Revenue (LOC- Key Bank of Washington), 3.5%, 7/1/20**	300,000	300,000
VMIG1	nr	Washington State Housing Finance Commission, Non-Profit Housing Revenue, 3.55%, 8/1/19**	180,000	180,000
		TOTAL INVESTMENTS (cost $5,030,587)		$05,033,238
		CASH AND RECEIVABLES LESS LIABILITIES: 1.1% of net assets		57,624
		NET ASSETS: 100%		$05,090,862

Notes to Portfolio of Investments:

**	Security has a variable coupon rate and is subjectto a demand feature before final maturity. Coupon rate as of March 31, 2001.
#	Refunded or escrowed to maturity
AMBAC	American Municipal Bond Assurance Corporation
AMT	Subject to Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Federal Security Assistance
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
Moody’s	Moody’s Investors Service, Inc.
nr	Not rated
PSF	Permanent School Fund
S&P	Standard & Poor’s Corporation
*	Credit Ratings are unaudited

Statement of Assets and Liabilities (unaudited)

	Arizona Fund	Maryland Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
ASSETS
Investments, at value (Note 1)
Investment securities	$6,583,602	$2,207,960	$7,569,925	$28,541,974	$22,506,068	$000000,--
Short term securities	--	--	200,000	--	--	5,033,238
Total investments	6,583,602	2,207,960	7,769,925	28,541,974	22,506,068	5,033,238
Cash	39,361	32,957	20,162	360,798	175,032	27,270
Receivables
Interest	94,894	35,230	108,222	469,752	284,911	30,780
Capital shares sold	--	--	--	1,241	200	350
Total assets	6,717,857	2,276,147	7,898,309	29,373,765	22,966,211	5,091,638
LIABILITIES
Payables
Dividends	6,490	678	5,321	15,115	9,014	195
Capital shares redeemed	3,189	150	549	11,251	120	581
Total liabilities	9,679	828	5,870	26,366	9,134	776
NET ASSETS (Note 5)	$6,708,178	$2,275,319	$7,892,439	$29,347,399	$22,957,077	$5,090,862
CAPITAL SHARES OUTSTANDING	641,053	226,572	743,315	2,530,624	2,118,035	5,089,028
NET ASSET VALUE PER SHARE	$0(0010.46	$0(0010.04	$000,10.62	$0000,11.60	$000,10.84	$0000,1.00

Statements of Operations (unaudited)

For the six months ended March 31, 2001

	Arizona Fund	Maryland Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
INVESTMENT INCOME (Note 1)
Interest income	$(172,006)	$(059,603)	$(199,611(	$(785,204)	$(687,520)	$(099,161)
EXPENSES(Notes 2 and 3)
Investment advisory fees	20,465(	7,173(	23,845(	90,056(	70,096(	12,424(
Administrative and professional expenses	15,717(	5,739(	17,550(	56,195(	49,347(	8,935(
Expenses waived	--(	--(	--(	--(	--(	(2,475)
Total expenses	36,182(	12,912(	41,395(	146,251(	119,443(	18,884(
NET INVESTMENT INCOME (	135,824	46,691(	158,216(	638,953(	568,077(	80,277(
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(29)	3,035(	9,969(	63,831(	136,221(	--(
Change in net unrealized appreciation (depreciation) of investments	259,248(	100,867(	317,218(	1,087,619(	730,388(	(3,205)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	259,219(	103,902(	327,187(	1,151,450(	866,609(	(3,205)
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(395,043(	$(150,593(	$(485,403(	$1,790,403(	$1,434,686(	$0(77,072(

Statements of Changes in Net Assets (unaudited)

For the periods indicated

	Arizona Fund		Maryland Fund		Missouri Fund
	Six Months Ended Mar. 31,	Year Ended Sept. 30,	Six Months Ended Mar. 31,	Year Ended Sept. 30,	Six Months Ended Mar. 31,	Year Ended Sept. 30,
	2001	2000	2001	2000	2001	2000
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$0,135,824(	$0,297,032(	$0,046,691(	$0,087,311(	$0,158,216(	$0,319,925(
Net realized gain (loss) on investments	(29)	(22,638)	3,035(	2,147((	9,969(	(101,260)
Net unrealized appreciation (depreciation) of investments	259,248(	21,865	100,867(	(2)	317,218(	135,041(
Total increase in net assets resulting from operations	395,043(	296,259(	150,593(	89,456(	485,403(	353,706(
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(135,824)	(297,032)	(46,691)	(87,311)	(158,216)	(319,925)
CAPITAL SHARETRANSACTIONS (Note 7)	(2,289)	(723,451)	18,267)	105,830)	243,933)	(398,402)
TOTAL INCREASE (DECREASE) IN NET ASSETS	256,930)	(724,224)	122,169)	107,975	571,120)	(364,621)
NET ASSETS
Beginning of period	$6,451,248(	$7,175,472(	$2,153,150(	$2,045,175(	$7,321,319(	$7,685,940(
End of period	$6,708,178(	$6,451,248(	$2,275,319(	$2,153,150(	$7,892,439(	$7,321,319(
	Virginia Fund		National Fund		Money Market
	Six Months Ended Mar. 31,	Year Ended Sept. 30,	Six Months Ended Mar. 31,	Year Ended Sept. 30,	Six Months Ended Mar. 31,	Year Ended Sept. 30,
	2001	2000	2001	2000	2001	2000
INCREASE IN NETASSETS RESULTING FROM OPERATIONS
Net investment income	$00638,953(	$01,306,948(	$00568,077(	$00925,638(	$00080,277(	$0,183,152(
Net realized gain (loss) on investments	63,831(	(13,913)	136,221(	(160,551)	--(	(751)
Net unrealized appreciation (depreciation) of investments	1,087,619(	11,975(	730,388(	430,643(	(3,205)	8,088(
Total increase in net assets resulting from operations	1,790,403(	1,305,010(	1,434,686(	1,195,730(	77,072(	190,489(
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(638,953)	(1,306,948)	(568,077)	(925,638)	(80,277)	(183,152)
CAPITAL SHARE TRANSACTIONS (Note 7)	(329,961)	(1,701,398)	139,698)	(1,157,629)	228,225)	(1,959,725)
TOTAL INCREASE (DECREASE) IN NET ASSETS	821,489)	(1,703,336)	1,006,307)	(887,537)	225,020)	(1,952,388)
NET ASSETS
Beginning of period	$28,525,910(	$30,229,246(	$21,950,770(	$22,838,307(	$4,865,842(	$6,818,230(
End of period	$29,347,399(	$28,525,910(	$22,957,077(	$21,950,770(	$5,090,862(	$4,865,842(

Financial Highlights (unaudited)

ARIZONA FUND

	Six Months Ended Mar. 31,	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$10.06	$10.03	$10.74	$10.45	$10.15
Investment operations:
Net investment income	0.21	0.45	0.44	0.45	0.47
Net realized and unrealized gain (loss) on investments	0.40	0.03	(0.71)	0.29	0.30
Total from investment operations	0.61	0.48	(0.27)	0.74	0.77
Less distributions from net investment income	(0.21)	(0.45)	(0.44)	(0.45)	(0.47)
Net asset value, end of period	$10.46	$10.06	$10.03	$10.74	$10.45
Total return (%)	6.15	4.93	(2.57)	7.21	7.67
Ratios and supplemental data
Net assets, end of period (in thousands)	$6,708	$6,451	$7,175	$8,625	$8,746
Ratio of expenses to average net assets[1] (%)	1.10[2]	1.12	1.12	1.11	1.11
Ratio of net investment income to average net assets (%)	4.13[2]	4.53	4.23	4.22	4.54
Portfolio turnover (%)	.--	.29	.37	.26	.32

MARYLAND FUND

	Six Months Ended Mar. 31,	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$9.60	$9.58	$10.24	$10.00	$9.71
Investment operations:
Net investment income	0.20	0.41	0.40	0.41	0.42
Net realized and unrealized gain (loss) on investments	0.44	0.02	(0.66)	0.24	0.29
Total from investment operations	0.64	0.43	(0.26)	0.65	0.71
Less distributions from net investment income	(0.20)	(0.41)	(0.40)	(0.41)	(0.42)
Net asset value, end of period	$10.04	$9.60	$9.58	$10.24	$10.00
Total return (%)	6.74	4.63	(2.60)	6.68	7.42
Ratios and supplemental data
Net assets, end of period (in thousands)	$2,275	$2,153	$2,045	$2,113	$2,098
Ratio of expenses to average net assets[1] (%)	1.12[2]	1.13	1.13	1.13	1.12
Ratio of net investment income to average net assets (%)	4.05[2]	4.34	4.02	4.09	4.29
Portfolio turnover (%)	.07	.12	.14	.30	.15

MISSOURI FUND

	Six Months Ended Mar. 31,	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$10.17	$10.12	$10.87	$10.53	$10.22
Investment operations:
Net investment income	0.22	0.44	0.44	0.44	0.46
Net realized and unrealized gain (loss) on investments	0.45	0.05	(0.75)	0.34	0.31
Total from investment operations	0.67	0.49	(0.31)	0.78	0.77
Less distributions from net investment income	(0.22)	(0.44)	(0.44)	(0.44)	(0.46)
Net asset value, end of period	$10.62	$10.17	$10.12	$10.87	$10.53
Total return (%)	6.61	5.03	(2.95)	7.61	7.72
Ratios and supplemental data
Net assets, end of period (in thousands)	$7,892	$7,321	$7,686	$12,002	$11,553
Ratio of expenses to average net assets[1] (%)	1.08[2]	1.09	1.10	1.09	1.02
Ratio of net investment income to average net assets (%)	4.13[2]	4.43	4.15	4.18	4.45
Portfolio turnover (%)	.07	.26	.17	.24	.41

VIRGINIA FUND

	Six Months Ended Mar. 31,	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$11.14	$11.13	$11.93	$11.56	$11.21
Investment operations:
Net investment income	0.25	0.50	0.49	0.50	0.52
Net realized and unrealized gain (loss) on investments	0.46	0.01	(0.80)	0.37	0.35
Total from investment operations	0.71	0.51	(0.31)	0.87	0.87
Less distribution from net investment income	(0.25)	(0.50)	(0.49)	(0.50)	(0.52)
Net asset value, end of period	$11.60	$11.14	$11.13	$11.93	$11.56
Total return (%)	6.47	4.78	(2.69)	7.66	7.95
Ratios and supplemental data
Net assets, end of period (in thousands)	$29,347	$28,526	$30,229	$32,612	$32,614
Ratio of expenses to average net assets[1] (%)	1.01[2]	1.02	1.02	1.02	1.05
Ratio of net investment income to average net assets (%)	4.42[2]	4.60	4.22	4.28	4.55
Portfolio turnover (%)	. 10	. 24.27		.32	.28

NATIONAL FUND

	Six Months Ended Mar. 31,	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$10.43	$10.30	$11.00	$10.62	$10.29
Investment operations:
Net investment income	0.27	0.42	0.42	0.42	0.44
Net realized and unrealized gain (loss) on investments	0.41	0.13	(0.70)	0.38	0.33
Total from investment operations	0.68	0.55	(0.28)	0.80	0.77
Less distribution from net investment income	(0.27)	(0.42)	(0.42)	(0.42)	(0.44)
Net asset value, end of period	$10.84	$10.43	$10.30	$11.00	$10.62
Total return (%)	6.60	5.53	(2.67)	7.66	7.70
Ratios and supplemental data
Net assets, end of period (in thousands)	$22,957	$21,951	$28,838	$25,607	$26,698
Ratio of expenses to average net assets[1] (%)	1.06[5]	1.07	1.07	1.07	1.05
Ratio of net investment income to average net assets (%)	5.04[5]	4.15	3.87	3.91	4.20
Portfolio turnover (%)	.22	.78	.35	.20	.44

1 For the year ended September 30, 1997, the ratio reflects fee paid indirectly.
2 Annualized.

MONEY MARKET

	Six Months Ended Mar. 31,	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.03	0.02	0.03	0.03
Less distribution from net investment income	(0.02)	(0.03)	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	1.62	3.06	2.49	2.75	2.71
Ratios and supplemental data
Net assets, end of period (in thousands)	$5,091	$4,866	$6,818	$7,270	$6,852
Ratio of expenses to average net assets[1] (%)	0.86[3]	0.86	0.86	0.85	0.95
Ratio of expenses to average net assets after fee waiver[1,2] (%)	0.76[3]	0.76	0.77	.--	0.83
Ratio of net investment income to average net assets (%)	3.12[3]	2.91	2.37	2.70	2.56
Ratio of net investment income to average net assets after f ee waiver[2] (%)	3.22[3]	3.01	2.46	.--	2.68

1 For the year ended September 30, 1997, the ratio reflects fee paid indirectly.
2 See Note 3 to the Financial Statements..
3 Annualized.

Notes to Financial Statements (Unaudited)

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate funds (described in the following sentences and defined as the “Funds”) which invest principally in securities exempt from federal income taxes, commonly known as “municipal” securities. The Arizona, Maryland, Missouri and Virginia Funds (the “State Funds”) invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in intermediate and long-term securities. The Money Market invests in short-term securities and is priced according to the “penny rounding” method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Funds’ price per share fluctuates with the market value of the respective underlying portfolio of securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security. Other income is accrued as earned. The funds began amortizing premiums and discounts on debt securities using the scientific method of amortization effective November 30, 2000. Prior to this date, the funds amortized premiums and discounts on debt securities using the straight line method of amortization. The cumulative effect of this accounting change had no impact on the total net assets of the funds, but resulted in a $13,881 increase to the cost of securities and a corresponding $13,881 decrease in net unrealized appreciation in the Tax-Free Virginia Fund and a $116,034 increase to the cost of securities and a corresponding $116,034 decrease in net unrealized appreciation in the Tax-Free National Fund, based on securities held as of November 30, 2000. There were no changes to the Tax-Free Money Market, Tax-Free Maryland, Tax-Free Arizona and Tax-Free Missouri Funds.

Distribution of Income and Gains: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend monthly. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually. Additional distributions may be made if necessary.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribu tion to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal Income Taxes. As of September 30, 2000, capital loss carryovers available to offset future capital gains for federal income tax purposes and the years they expire are as follows:

Expiration Date	Arizona Fund
September 30, 2003	$239,047
September 30, 2008	22,638

Expiration Date	Maryland Fund
September 30, 2003	$159,572
September 30, 2004	13,070

Expiration Date	Missouri Fund
September 30, 2003	$29,189
September 30, 2007	88,347
September 30, 2008	101,260

Expiration Date	Virginia Fund
September 30, 2003	$57,063
September 30, 2008	13,913

Expiration Date	National Fund
September 30, 2003	$1,288,785
September 30, 2008	160,551

Expiration Date	Money Market
September 30, 2007	$9
September 30, 2008	751

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (“the Advisor”), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.

3. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. This percentage is 0.48% for the Arizona Fund, 0.50% for the Maryland Fund, 0.46% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market. During the applicable periods ended 2001, 2000, 1999 and 1997, we waived $2,475, $6,075, $6,062 and $8,784, respectively.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation are stated as follows as of March 31, 2001:

	Arizona Fund	Maryland Fund
Aggregate Cost	$(6,307,082)	$(2,129,623)
Gross unrealized appreciation	286,899)	95,581)
Gross unrealized depreciation	(10,379)	(17,244)
Net unrealized appreciation	$00,276,520)	$00,(78,337)

	Missouri Fund	Virginia Fund
Aggregate Cost	$(7,312,883)	$27,642,696)
Gross unrealized appreciation	457,042)	1,061,220)
Gross unrealized depreciation	--)	(161,942)
Net unrealized appreciation	$0),457,042)	$0,)899,278)

	National Fund	Money Market
Aggregate Cost	$21,174,977)	$(5,030,587)
Gross unrealized appreciation	1,331,091)	2,714)
Gross unrealized depreciation	--)	(63)
Net unrealized appreciation	$(,1,331,091)	$(2,651)

5. Net Assets. At March 31, 2001, net assets included the following:

	Arizona Fund	Maryland Fund
Paid in capital	$(6,693,372)	$(2,366,589)
Accumulated net realized losses	(261,714)	(169,607)
Net unrealized appreciation on investments	276,520)	78,337)
Total Net Assets	$(6,708,178)	$(2,275,319)

	Missouri Fund	Virginia Fund
Paid in capital	$07,644,224)	$28,455,266)
Accumulated net realized losses	(208,827)	(7,145)
Net unrealized appreciation on investments	457,042)	899,278)
Total Net Assets	$(7,892,439)	$29,347,399)

	National Fund	Money Market
Paid in capital	$22,939,101)	$05,088,971)
Accumulated net realized losses	(1,313,115)	(760)
Net unrealized appreciation on investments	1,331,091)	2,651)
Total Net Assets	$22,957,077)	$05,090,862)

6. Investment Transactions. Purchases and sales of securities other than short-term securities, for the six months ended March 31, 2001, were as follows:

	Purchases	Sales
Arizona Fund	$0130,355	$0,,,15,000
Maryland Fund	230,682	152,000
Missouri Fund	769,003	510,140
Virginia Fund	2,905,954	3,522,425
National Fund	4,997,418	4,778,214

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	Six Months Ended March 31,	Year Ended Sept. 30,
Arizona Fund	2001	2000
In Dollars
Shares sold	$00,152,642)	$(407,796)
Shares issued in reinvestment of dividends	98,960)	215,422)
Total shares issued	251,602)	623,218)
Shares redeemed	(253,891)	(1,346,669)
Net decrease	$0,(2,289)	$0,(723,451)
In Shares
Shares sold	14,711)	40,689)
Shares issued in reinvestment of dividends	9,588)	21,751)
Total shares issued	24,299)	62,440)
Shares redeemed	(24,810)	(136,603)
Net decrease	(511)	(74,163)
	Six Months Ended March 31,	Year Ended Sept. 30,
Maryland Fund	2001	2000
In Dollars
Shares sold	$(198,235)	$(312,471)
Shares issued in reinvestment of dividends	41,722)	76,865)
Total shares issued	239,957)	389,336)
Shares redeemed	(221,690)	(283,506)
Net increase	$(018,267)	$00105,830)
In Shares
Shares sold	20,272)	58,224)
Shares issued in reinvestment of dividends	4,215)	7,782)
Total shares issued	24,487)	66,006)
Shares redeemed	(22,179)	(58,863)
Net increase	2,308)	7,143)
	Six Months Ended March 31,	Year Ended Sept. 30,
Missouri Fund	2001	2000
In Dollars
Shares sold	$0),337,546)	$(205,521)
Shares issued in reinvestment of dividends	126,745)	255,977)
Total shares issued	464,291)	461,498)
Shares redeemed	(220,358)	(859,900)
Net increase (decrease)	$00243,933)	$0,(398,402)
In Shares
Shares sold	32,415)	20,605)
Shares issued in reinvestment of dividends	12,103)	25,596)
Total shares issued	44,518)	46,201)
Shares redeemed	(21,078)	(86,058)
Net increase (decrease)	23,440)	(39,857)
	Six Months Ended March 31,	Year Ended Sept. 30,
Virginia Fund	2001	2000
In Dollars
Shares sold	$(0,978,689)	$(3,667,553)
Shares issued in reinvestment of dividends	548,731)	1,097,536)
Total shares issued	1,527,420)	4,765,089)
Shares redeemed	1,857,381)	(6,466,487)
Net decrease	$0,(329,961))	$(1,701,398)
In Shares
Shares sold	85,321)	336,100)
Shares issued in reinvestment of dividends	47,961)	100,257)
Total shares issued	133,282)	436,357)
Shares redeemed	(162,426)	(593,608)
Net decrease	(29,144)	(157,251)
	Six Months Ended March 31,	Year Ended Sept. 30,
National Fund	2001	2000
In Dollars
Shares sold	$(1,400,873)	$(1,973,104)
Shares issued in reinvestment of dividends	503,788)	818,581)
Total shares issued	1,904,661)	2,791,685)
Shares redeemed	(1,764,963)	(3,949,314)
Net increase (decrease)	$)0,139,698)	$(1,157,629)
In Shares
Shares sold	130,415)	193,167)
Shares issued in reinvestment of dividends	47,059)	79,823)
Total shares issued	177,474)	272,990)
Shares redeemed	(164,938)	(385,197)
Net increase (decrease)	12,536)	(112,207)
	Six Months Ended March 31,	Year Ended Sept. 30,
Money Market	2001	2000
In Dollars & Shares
Shares sold	$00,898,438)	$(5,567,554)
Shares issued in reinvestment of dividends	79,285)	180,679)
Total shares issued	977,723)	5,748,233)
Shares redeemed	749,498)	7,707,958)
Net decrease	$)0,228,225)	$(1,959,725)

8. Subsequent event. On April 1, 2001, the shareholders of the Tax-Free Maryland Fund were asked to approve the merger of their fund into the Tax-Free National Fund in a tax-free exchange under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended. The shareholder meeting scheduled on April 27, 2001, to vote on the merger, was adjourned until May 23, 2001 because inadequate votes had been cast to decide the outcome.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust

   Mosaic Investors Fund
   Mosaic Balanced Fund
   Mosaic Mid-Cap Growth Fund
   Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust

   Mosaic Government Fund
   Mosaic Intermediate Income Fund
   Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust

   Mosaic Tax-Free Arizona Fund
   Mosaic Tax-Free Maryland Fund
   Mosaic Tax-Free Missouri Fund
   Mosaic Tax-Free Virginia Fund
   Mosaic Tax-Free National Fund
   Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by Mosaic Funds Distributor, LLC in any jurisdiction in which such offering may not be lawfully made.

Transfer Agent
 Mosaic Funds
 c/o Firstar Mutual Fund Services, LLC
 P.O. Box 701
 Milwaukee, WI 53201-0701
 888-670-3600

Telephone Numbers
  Shareholder Service
    Toll-free nationwide:   (888) 670 3600
  Mosaic Tiles (24 hour automated information)
    Toll-free nationwide:   (800) 336 3063

Mosaic Funds
6411 Mineral Point Road
Madison, Wisconsin 53705

www.mosaicfunds.com

SEC File Number 811-3486